                       LINDNER HIGH-YIELD BOND FUND

                   STATEMENT OF ASSETS AND LIABILITIES


                                                                  JUNE 30,
                                                                      1999
ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of $1,832,537)......    $1,795,063
Cash........................................................        63,378
Receivables:
  Dividends and interest....................................        19,401
Unamortized organizational expense (Note 4).................        15,395
Receivable for expenses reimbursed by advisor...............        17,202
Other assets................................................           117
                                                                ----------
    Total assets............................................     1,910,556
                                                                ----------
LIABILITIES
Accounts payable and accrued liabilities:
  Distribution to shareholders (Note 8).....................         9,630
Other liabilities:
  Management fee (Note 3)...................................         1,216
  Organizational expense (Note 4)...........................        15,451
  Other.....................................................         7,335
                                                                ----------
    Total liabilities.......................................        33,632
                                                                ----------
NET ASSETS..................................................    $1,876,924
                                                                ==========
NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and additional paid-in
 capital)...................................................    $2,316,465
Undistributed net investment income.........................         2,999
Accumulated net realized loss on investments and foreign
 currency transactions......................................      (405,066)
Net unrealized appreciation (depreciation) on investments
 and translation of assets and liabilities in foreign
 currency...................................................       (37,474)
                                                                ----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.................    $1,876,924
                                                                ==========
NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS................................................    $1,876,924
  SHARES OUTSTANDING........................................       234,758
                                                                ----------
                                                                $     8.00
                                                                ==========


                 See Notes to Financial Statements

                          LINDNER HIGH-YIELD BOND FUND

                            SCHEDULE OF INVESTMENTS


                                                                         JUNE 30, 1999
                                                            --------------------------
                                                            NUMBER OF
                                                             SHARES -
                                                            PRINCIPAL
                                                               AMOUNT
NAME OF ISSUER AND TITLE OF ISSUE                            OF BONDS            VALUE

PREFERRED STOCKS (9.73%)
Consumer Services (4.77%)
  Cendant Corporation 7.5% convertible....................      2,600       $   89,538
                                                                            ----------
Food Distribution (4.96%)
  Chiquita Brands International, Inc. $2.875 Series A
   convertible............................................      2,700       $   93,150
                                                                            ----------
NON-CONVERTIBLE BONDS (24.20%)
Computer and Electronic Equipment (2.45%)
  Moog Inc., 10%, due 2006................................     45,000       $   45,888
                                                                            ----------
Construction and Real Estate (4.11%)
  Wickes, Inc., 11.625%, due 2003.........................     90,000       $   77,175
                                                                            ----------
Retail Trade (14.17%)
  Homeland Stores, Inc., 10%, due 2003....................     70,000       $   59,850
  Pamida Holdings Corporation, 11.75%, due 2003...........    100,000          103,750
  Pathmark Stores, Inc., 11.625%, due 2002................    100,000          102,250
                                                                            ----------
                                                                            $  265,850
                                                                            ----------
Security Systems (3.47%)
  Mosler, Inc., 11%, due 2003.............................     80,000       $   65,200
                                                                            ----------
CONVERTIBLE BONDS (13.89%)
Computer and Electronic Equipment (13.89%)
  Cirrus Logic, Inc. 6%, due 2003.........................    130,000       $   89,538
  Intevac Inc., 6.5%, due 2004............................     70,000           43,838
  Network Equipment Technologies, Inc., 7.25%, due 2014...     45,000           32,850
  Quantum Corporation, 7%, due 2004.......................    100,000           94,500
                                                                            ----------
                                                                            $  260,726
                                                                            ----------
  Total Convertible Bonds (Cost $295,306).................                  $  260,726
                                                                            ----------
U.S GOVERNMENT AGENCY SECURITIES (47.82%)
    FHLB, 7/30/99.........................................    100,000       $   99,618
    FHLMC, 7/08/99........................................    300,000          299,724
    FMCDN, 7/22/99........................................    300,000          299,167
    FNMA, 8/05/99.........................................    200,000          199,027
                                                                            ----------
  Total U.S Government Agency Securities (Cost $897,536)..                  $  897,536
                                                                            ----------
  Total Investments (Cost $1,832,537).....................     95.64%       $1,795,063
  Excess of Other Assets over Liabilities.................      4.36%           81,861
                                                                            ----------
  Net Assets..............................................    100.00%       $1,876,924
                                                                            ==========

  FHLB = Federal Home Loan Banks
  FHLMC = Federal Home Loan Mortgage Corporation
  FMCDN = Federal Home Loan Mortgage Corporation Discount Note
  FNMA = Federal National Mortgage Association


                 See Notes to Financial Statements

                       LINDNER HIGH-YIELD BOND FUND

                         STATEMENT OF OPERATIONS


                                                               YEAR ENDED
                                                                 JUNE 30,
                                                                     1999

INVESTMENT INCOME
Income:
  Dividends from unaffiliated issuers.......................     $ 53,962
  Amortization..............................................       26,046
  Interest..................................................      149,564
                                                                ---------
      Total income..........................................      229,572
                                                                ---------
Expenses:
  Management fees (Note 3)..................................        3,159
  Registration and regulatory fees..........................        5,736
  Professional fees.........................................        7,317
  Custodian fees............................................          150
  Transfer agent fees (Note 3)..............................        2,947
  Shareholder communications................................        1,249
  Organizational expense (Note 4)...........................        4,092
  Other expenses............................................          918
                                                                ---------
      Total expenses........................................       25,568
        Fees paid indirectly (Note 6).......................          (72)
                                                                ---------
        Net expenses........................................       25,496
                                                                ---------
  Net investment income.....................................      204,076
                                                                ---------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments of unaffiliated issuers....     (405,066)
                                                                ---------
Net realized loss on investments and foreign currency
 transactions...............................................     (405,066)
                                                                ---------
Change in unrealized appreciation on investments and
 translation of assets
 and liabilities in foreign currencies......................      (39,501)
                                                                ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    ($240,491)
                                                                =========


                 See Notes to Financial Statements

                             LINDNER HIGH-YIELD BOND FUND

                          STATEMENT OF CHANGES IN NET ASSETS

                                                                       PERIOD ENDED
                                                                           JUNE 30,
                                                        ---------------------------
                                                              1999         1998<F1>

INCREASE IN NET ASSETS:

 OPERATIONS:
  Net investment income.............................      $204,076       $   20,483
  Net realized (loss) gain on investments and
   foreign currency transactions....................      (405,066)           3,609
  Net (decrease) increase in unrealized appreciation
   on investments and translation of assets and
   liabilities in foreign currencies................       (39,501)           2,027
                                                        ----------       ----------
    Net (Decrease) Increase in Net Assets...........     ($240,491)      $   26,119
                                                        ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Investors shares................................      (202,539)         (19,008)
    Institutional shares............................           (10)              (2)
  From net realized gain on investments and foreign
   currency transactions:
    Investors shares................................        (3,609)              --
                                                        ----------       ----------
  Net decrease in net assets from distributions to
   shareholders.....................................      (206,158)         (19,010)
                                                        ----------       ----------
FUND SHARE TRANSACTIONS - NOTE 7:
  Investors shares..................................       677,671        1,638,763
  Institutional shares..............................          (121)             151
                                                        ----------       ----------
    Net Increase in Fund Share Transactions.........       677,550        1,638,914
                                                        ----------       ----------
TOTAL INCREASE IN NET ASSETS........................       230,901        1,646,023
Net Assets at the Beginning of the Period...........     1,646,023               --
                                                        ----------       ----------
Net Assets at the End of the Period.................    $1,876,924       $1,646,023
                                                        ==========       ==========
Undistributed Net Investment Income Included in Net
 Assets at the End of the Period....................     $   2,999       $    1,472
                                                        ==========       ==========

<F1> Operations commenced on April 13, 1998.



                 See Notes to Financial Statements

                    LINDNER HIGH-YIELD BOND FUND

                   NOTES TO FINANCIAL STATEMENTS
                                                       JUNE 30, 1999

1. Organization and Significant Accounting Policies

   Lindner Investments, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Lindner High-Yield Bond Fund (the "Fund") is a separate series of Lindner Investments. The Fund's investment adviser is Lindner Asset Management, Inc. (formerly Ryback Management Corporation). On June 24, 1999, The Lindner Funds Board of Trustees approved the decision to close the Lindner High-Yield Bond Fund to new purchases, effective June 25, 1999. No additional sales of shares will be accepted from existing investors other than through dividend reinvestment. The Board of Trustees anticipate a formal plan of liquidation will be forthcoming pending shareholder approval.

   The following is a summary of significant accounting policies followed by the Fund.

   Security Valuation

     The Lindner High-Yield Bond Fund values investments in securities traded on a national securities exchange or in the NASDAQ Stock Market at the last reported sales price as of the close of the New York Stock Exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the day are valued at the mean between the last reported bid and asked prices. The value of foreign securities is translated from the local currency into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Trustees.

   Investment Income

     Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

   Foreign Currency Translation

     The books and records of the Fund is maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate between transaction recording dates and period end.

     The Fund currently holds no foreign securities.

   Income Taxes

     It is the policy of the Fund to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

   Dividends and Distributions to Shareholders

     The Lindner High-Yield Bond Fund distributes substantially all of its net investment income through the payment of quarterly dividends generally declared in March, June, September, and December. Net realized capital gains, if any, will be distributed by the Fund in December, following the end of the fiscal year for this fund. Designation of sources of distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are pimarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

   Use of Management Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

                    LINDNER HIGH-YIELD BOND FUND

                                                       JUNE 30, 1999

2. Investment Transactions

   For the year ended June 30, 1999, aggregate purchases and sales of investment securities, other than options, securities sold short, U.S. Government Securities, and short-term obligations were as follows:

      Purchases.............................................    1,334,001
      Sales.................................................    1,949,194

   For the year ended June 30, 1999, aggregate purchases and sales of U.S. Government securities were as follows:

      Purchases.............................................    3,384,885
      Sales.................................................    2,497,041

   On June 30, 1999, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

      Appreciation..........................................       31,588
      (Depreciation)........................................      (69,062)
      Net...................................................      (37,474)
      Federal Tax Cost......................................    1,832,537

3. Fees and Other Transactions with Affiliates

   The management fee for Lindner High-Yield Bond Fund is payable monthly to Lindner Asset Management, Inc. (formerly Ryback Management Corporation), (the "Adviser") at the annual percentage rate of 0.80% of daily net asset values averaged monthly (before reimbursement of expenses to the Funds, if any) of the Fund.

   As administrator, Lindner Asset Management, Inc. administers the Funds' corporate affairs, subject to the supervision of the Funds' Trustees and, in connection therewith, furnishes the Funds' with office facilities, together with ordinary clerical and shareholder services. An administrator fee for the Lindner High-Yield Bond Fund is payable monthly to Lindner Asset Management, Inc. at the annual percentage rate of 0.20% of daily net asset values averaged monthly of the Fund. The adviser has voluntarily agreed to waive its administrative service fees to the extent necessary to cause annual total operating expenses to be not more than 1.25% of average net assets for investor shares.

   Lindner Asset Management, Inc., acting as stock transfer agent and dividend disbursing agent for the Funds, is compensated at a rate of 92 cents per shareholder account per month. During the year ended June 30, 1999, transfer agent fees totaling $2,183 were paid to Lindner Asset Management, Inc. Certain officers and directors of the Fund are affiliates of Lindner Asset Management, Inc.

4. Organizational Expense

   The following is a schedule of expenses in connection with the organization and registration of the Fund which are being amortized and reimbursed to the Adviser on a straight line basis over a period of five years:

      Original Expense......................................    20,170
      Accumulated Amortization at June 30, 1999.............     4,775
      1999 Expense..........................................     4,092

5. Transactions with Affiliates

   Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled"). For the year ended June 30, 1999 there were no transactions with "affiliated companies" as defined by the Investment Company Act of 1940.

6. Expense Offset Arrangements

   The Fund has an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Fund could have invested the assets used by the custodian in an income-producing asset if

                    LINDNER HIGH-YIELD BOND FUND

                                                       JUNE 30, 1999

   it had not agreed to a reduction in fees under the expense offset arrangement. In the Statement of Operations and the ratio of expenses to average net assets in the Financial Highlights, total expenses include the expense which had been offset. The aggregate amount for the year ended June 30, 1999, by which expenses have been increased for financial statement presentation is $72.

7. Capital Stock

   On June 24, 1999, The Lindner Funds Board of Trustees approved the decision to close the Lindner High-Yield Bond Fund to new purchases, effective June 25, 1999. No additional sales of shares will be accepted from existing investors other than through dividend reinvestment. Transactions in shares of capital stock for the periods ended June 30, 1999 and 1998 were as follows:

                                                      YEAR ENDED                    YEAR ENDED
                                                   JUNE 30, 1999             JUNE 30, 1998<F1>
                                       -------------------------       -----------------------
                                         SHARES           AMOUNT        SHARES          AMOUNT
Investor shares
---------------
Sold...............................     232,587      $ 2,067,276       166,496      $1,675,191
Dividends and Distributions........      18,732          154,860         1,275          12,839
Redeemed...........................    (179,453)      (1,544,465)       (4,879)        (49,267)
                                       --------      -----------       -------      ----------
Net increase.......................      71,866      $   677,671       162,892      $1,638,763
                                       ========      ===========       =======      ==========

<F1> For the Period April 13, 1998 (Inception of the Fund) to June 30, 1998.


                                                      YEAR ENDED                    YEAR ENDED
                                                   JUNE 30, 1999             JUNE 30, 1998<F1>
                                       -------------------------       -----------------------
                                         SHARES           AMOUNT        SHARES          AMOUNT
Institutional shares
--------------------
Sold...............................          --      $        --            15      $      150
Dividends and Distributions........           1                6            --               1
Redeemed...........................         (16)            (127)           --              --
                                       --------      -----------       -------      ----------
Net increase.......................         (15)     $      (121)           15      $      151
                                       ========      ===========       =======      ==========

<F1> For the Period June 16, 1998 (Initial Purchase) to June 30, 1998.

8. Distributions to Shareholders

   On June 25, 1999, distributions to shareholders were recorded for Lindner High-Yield Bond Fund. Lindner High-Yield Bond Fund declared a $0.16 income dividend for its Investor shares.

                        FINANCIAL HIGHLIGHTS
     (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                        INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  -----------------------------------------------------
                                             NET REALIZED
                                                 AND
                  NET ASSET                   UNREALIZED       TOTAL
                   VALUE,         NET           GAINS           FROM
                  BEGINNING    INVESTMENT    (LOSSES) ON     INVESTMENT
                  OF PERIOD      INCOME      INVESTMENTS     OPERATIONS

Period Ended June 30
1998 <F1>          $10.00        $0.13           $0.09          $0.22
1999               $10.10        $0.83          ($2.09)        ($1.26)

                               DISTRIBUTIONS
                --------------------------------------------
                              DISTRIBUTIONS
                                FROM NET
                DIVIDENDS       REALIZED                        NET ASSET
                 FROM NET      GAINS FROM                        VALUE,
                INVESTMENT     INVESTMENT          TOTAL         END OF         TOTAL
                  INCOME      TRANSACTIONS     DISTRIBUTIONS     PERIOD       RETURN<F2>

Period Ended June 30
1998 <F1>         $0.12           $0.00            $0.12         $10.10          2.20%
1999              $0.83           $0.01            $0.84          $8.00        (12.40%)

                                  RATIOS/SUPPLEMENTAL DATA
                ------------------------------------------------------------
                                  RATIO OF NET
                                   INVESTMENT                       NET
                 RATIO OF            INCOME                       ASSETS,
                 EXPENSES              TO         PORTFOLIO       END OF
                TO AVERAGE          AVERAGE       TURNOVER        PERIOD
                NET ASSETS         NET ASSETS       RATE       (IN MILLIONS)

Period Ended June 30
1998 <F1>         0.76%              4.90%          5.97%          $1.6
1999              1.25%              9.97%         78.32%          $1.9

<F1> For the Period April 13, 1998 (Inception of the Fund) to June 30, 1998.
<F2> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.


   (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                       INCOME (LOSS) FROM INVESTMENT OPERATIONS
                 -----------------------------------------------------
                                            NET REALIZED
                                                AND
                 NET ASSET                   UNREALIZED       TOTAL
                  VALUE,         NET           GAINS           FROM
                 BEGINNING    INVESTMENT    (LOSSES) ON     INVESTMENT
                 OF PERIOD      INCOME      INVESTMENTS     OPERATIONS

Period Ended June 30,
1998 <F2>         $10.09        $0.12          $0.02          $0.14
1999 <F3>         $ 0.00        $0.00          $0.00          $0.00

                              DISTRIBUTIONS
               --------------------------------------------
                             DISTRIBUTIONS
                               FROM NET
               DIVIDENDS       REALIZED                        NET ASSET
                FROM NET      GAINS FROM                        VALUE,
               INVESTMENT     INVESTMENT          TOTAL         END OF        TOTAL
                 INCOME      TRANSACTIONS     DISTRIBUTIONS     PERIOD      RETURN<F1>

Period Ended June 30,
1998 <F2>        $0.11           $0.00            $0.11         $10.12        1.39%
1999 <F3>        $0.00           $0.00            $0.00          $0.00        0.00%

                              RATIOS/SUPPLEMENTAL DATA
               -------------------------------------------------------
                             RATIO OF NET
                              INVESTMENT                       NET
                RATIO OF        INCOME                       ASSETS,
                EXPENSES          TO         PORTFOLIO       END OF
               TO AVERAGE      AVERAGE       TURNOVER      PERIOD (IN
               NET ASSETS     NET ASSETS       RATE        THOUSANDS)

Period Ended June 30,
1998 <F2>        (0.09%)        0.53%          5.97%          $0.1
1999 <F3>         0.00%         0.00%          0.00%          $0.0


<F1> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
<F2> For the period June 16, 1998 (initial purchase) to June 30, 1998.
<F3> At June 30, 1999 no Institutional class shares were outstanding.

                    LINDNER HIGH-YIELD BOND FUND

                    INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of Lindner Investments:

We have audited the accompanying statements of assets and liabilities of the Lindner High-Yield Bond Fund (one of the portfolios of Lindner Investments), including the schedule of investments, as of June 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended June 30, 1999 and for the period from April 13, 1998 (inception of the fund) to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by corresponding with the Fund's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended June 30, 1999 and for the period from April 13, 1998 (inception of the fund) to June 30, 1998 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP



St. Louis, Missouri
August 11, 1999





             ------------------------------------------





                    SHAREHOLDER VOTE INFORMATION
                                                       JUNE 30, 1999

Special meetings of shareholders were held on December 17 and 22, 1998, to vote on several matters. Items affecting the Lindner
High-Yield Bond Fund include:

1. Approve changes to the fundamental investment policies and restrictions of certain Funds, as follows:

   (a) Amend the fundamental restriction concerning borrowings and senior securities.

2. Approve a change in the following fundamental investment policies and restrictions to make them non-fundamental policies and restrictions:

   (a) Restriction on purchasing securities on margin.

Shareholders adopted all proposals. The voting on each proposal was as follows:

                                                         FOR       AGAINST       ABSTAIN
Proposal 1(a)....................................    128,267       14,372          4,634

                                                         FOR       AGAINST       ABSTAIN
Proposal 2(a)....................................    126,085        17,163         4,026